COMMITMENTS AND CONTINGENCIES (Details) - Dec. 31, 2021 $ in Millions, $ in Millions	CAD ($)	USD ($)
Disclosure of commitments and contingencies
Contractual commitments related to construction and development projects, the purchase of property	$ 301.9
Contractual commitments for acquisition of property plant and equipment bonds authorised to issue	131.6	$ 104.0
Contractual capital commitments	619.9
Deposits made for contractual commitments	26.1
Two properties in indian a property in the netherlands upon completion and three properties in germany
Disclosure of commitments and contingencies
Contractual commitments related to construction and development projects, the purchase of property	318.0
Acquisitions of investment properties located in palmetto georgia on november 12 2020 and in locust grove georgia on march 12 2021
Disclosure of commitments and contingencies
Contractual commitments for acquisition of property plant and equipment bonds issued	122.9	97.1
Bonds issued outstanding	$ 122.9	$ 97.1